EQUITY-BASED COMPENSATION - Schedule of Fair Value Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	4.25%	1.62%
Risk-free interest rate, maximum	4.61%	1.70%
Volatility, minimum	106.07%	125.19%
Volatility, maximum	123.31%	126.42%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years	6 years